Notes on the Consolidated Statements of Operations and Comprehensive Loss - Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Statement [Abstract]
Net income (loss) for the period	€ (15,174)	€ (3,880)	[1],[2]	€ (7,046)	[1],[2]
Weighted average shares outstanding - basic and diluted	1,976	1,296		230
Net loss per share - basic and diluted	€ (7.68)	€ (2.99)		€ (30.63)

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.